Financial risk management - Types of hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk management
Carrying amount of hedging instruments	€ (154)	€ (49)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	19	(10)
Notional amount of hedged items	787	1,043
Change in intrinsic value of hedging instruments since 1 January	33	(31)
Change in value of hedged items used to determine hedge effectiveness	(35)	32
Cash flow hedges | Short
Risk management
Notional amount	787	1,029
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(2)	34
Notional amount of hedged items	1,620	4,106
Change in intrinsic value of hedging instruments since 1 January	265	(51)
Change in value of hedged items used to determine hedge effectiveness	(265)	51
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	1,620	4,106
Fair value hedges
Risk management
Carrying amount of hedging instruments	69	1
Notional amount of hedged items	635	351
Change in intrinsic value of hedging instruments since 1 January	79	(4)
Change in value of hedged items used to determine hedge effectiveness	(87)	3
Fair value hedges | Short
Risk management
Notional amount	636	348
Fair value and cash flow hedges
Risk management
Carrying amount of hedging instruments	(154)	(51)
Notional amount of hedged items	(815)	(1,246)
Change in intrinsic value of hedging instruments since 1 January	118	132
Change in value of hedged items used to determine hedge effectiveness	(116)	(133)
Fair value and cash flow hedges | Long
Risk management
Notional amount	€ 815	€ 1,246